COMMITMENTS AND CONTINGENCIES (Details Narrative) - Boustead Securities, LLC - USD ($)	Mar. 20, 2021	Oct. 22, 2020
Compensation amount		$ 10,000
Common stock shares issued as compensation		13,500,000
Financing proceeds received	$ 1,150,000